SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended
	Apr. 30, 2017	Feb. 28, 2017	Jan. 31, 2017	Apr. 30, 2017
Scenario, Forecast [Member] | Social Finance Inc [Member]
Subsequent Events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,719,986
Sale of Stock, Consideration Received on Transaction	$ 91,926
Plum Inc [Member] | Debt Securities [Member]
Subsequent Events [Line Items]
Payments to Acquire Available-for-sale Securities		$ 2,000
Subsequent event [Member] | Beijing Cai Qiu Shi Ji Technology Development Co [Member]
Subsequent Events [Line Items]
Cost Method Investments, Original Cost			$ 1,462
Cost Method Investment Ownership Percentage			15.00%
Subsequent event [Member] | Shenzhen Xing Tu Zhi Kong Technology Co. Ltd [Member]
Subsequent Events [Line Items]
Cost Method Investments, Original Cost			$ 4,321
Cost Method Investment Ownership Percentage			16.06%
Subsequent event [Member] | Kuwei Optics Technology Shanghai Co., Ltd [Member]
Subsequent Events [Line Items]
Payments to Acquire Loans Receivable			$ 1,440
Subsequent event [Member] | Eleven Point Two Capital ILP [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Cost Method Investments				$ 400
Subsequent event [Member] | Social Leverage Capital FundI ILP [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Cost Method Investments				90
Subsequent event [Member] | Arbor Venture Fund I [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Payments to Acquire Cost Method Investments				$ 120
Subsequent event [Member] | Shanghai Sinceme Networking and Technology Co. Ltd [Member]
Subsequent Events [Line Items]
Payments to Acquire Cost Method Investments			$ 2,939